Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payables between the Company and its non-consolidated related parties are as follows:

a)	Receivables from related parties:

Receivables from related parties							Balance as of
							12-31-2018		12-31-2017
Taxpayer ID							Current	Non-Current	Current	Non-Current
No.	Company	Description of the transaction	Term of the transaction	Relationship	Currency	Country	ThCh$	ThCh$	ThCh$	ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	76,767,486	—	42,378,091	—
96.800.570-7	Enel Distribución Chile S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	19,880	—	10,673	—
96.800.570-7	Enel Distribución Chile S.A.	Dividends	Less than 90 days	Common control	CH$	Chile	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Other services	Less than 90 days	Common control	CH$	Chile	567,261	—	94,981	—
Foreign	Enel Generación Piura S.A.	Other services	Less than 90 days	Common control	CH$	Peru	89,545	—	165,875	—
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Energy sales	Less than 90 days	Common control	CH$	Chile	—	—	—	—
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Tolls	Less than 90 days	Common control	CH$	Chile	8,207	—	33	—
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	576	—	111	—
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Common control	CH$	Chile	106,878	—	54,949	—
76.536.353-5	Enel Chile S.A.	Current account	Less than 90 days	Parent	CH$	Chile	14,440,679	—	—	—
76.536.353-5	Enel Chile S.A.	Other services	Less than 90 days	Parent	CH$	Chile	806,932	—	188,902	—
76.091.595-5	Aysen Energía S.A	Other services	Less than 90 days	Common control	CH$	Chile	14,286	—	—	—
76.041.891-9	Aysen Transmision S.A	Other services	Less than 90 days	Common control	CH$	Chile	14,286	—	—	—
76.722.488-5	Empresa de Transmision Chena S.A	Tolls	Less than 90 days	Common control	CH$	Chile	6	—	—	—
94.271.000-3	Enel Americas S.A	Dividends	Less than 90 days	Common control	CH$	Chile	193	—	—	—
Foreign	Generalima S.A.	Other services	Less than 90 days	Common control	CH$	Peru	—	—	—	—
76.418.940-K	GNL Chile S.A.	Anticipated gas purchase	Less than 90 days	Associate	US$	Chile	14,666,414	—	18,793,098	—
76.418.940-K	GNL Chile S.A.	Dividends	Less than 90 days	Associate	US$	Chile	788,336	—	—	—
76.788.080-4	GNL Quintero S.A.	Energy sales	Less than 90 days	Associate	CH$	Chile	—	—	—	—
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	—	—	—	—
96.800.460-3	Luz Andes Ltda.	Energy sales	Less than 90 days	Common control	CH$	Chile	—	—	—	—
96.800.460-3	Luz Andes Ltda.	Tolls	Less than 90 days	Common control	CH$	Chile	3,351	—	9	—
Foreign	Enel Generación El Chocon S.A	Other services	Less than 90 days	Common control	US$	Argentina	13,367	—	—	—
96.806.130-5	Electrogas S.A.	Dividends	Less than 90 days	Associate	CH$	Chile	—	—	—	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	9,094	—	1,031,122	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Other services	Less than 90 days	Common control	CH$	Chile	251,237	—	—	—
96.880.800-1	Empresa Eléctrica Puyehue S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	—	—	—	—
Foreign	Enel Brasil S.A.	Other services	Less than 90 days	Associate	CH$	Brazil	68,318	—	2,068,594	—
Foreign	PH Chucas S.A.	Other services	Less than 90 days	Common control	CH$	Costa Rica	—	—	432,233	—
Foreign	Enel Generacion Costanera S.A	Other services	Less than 90 days	Common control	US$	Argentina	32,264	—	—	—
Foreign	Endesa Generación S.A.	Commodity derivatives	Less than 90 days	Common control	CH$	Spain	—	—	—	—
Foreign	Endesa Generación S.A.	Other services	Less than 90 days	Common control	UF	Spain	41,820	—	36,067	—
Foreign	Endesa Energía S.A.	Other services	Less than 90 days	Common control	CH$	Spain	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	28,260	—	16,994	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Other services	Less than 90 days	Common control	CH$	Chile	—	—	21,075	—
Foreign	Endesa España S.A.	Other services	Less than 90 days	Common control	CH$	Spain	13,684	—	13,077	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	169,547	—	41,487	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Other services	Less than 90 days	Common control	CH$	Chile	30,087	—	23,182	—
76.321.458-3	Almeyda Solar S.p.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	20,046	—	50,594	—
76.321.458-3	Almeyda Solar S.p.A.	Other services	Less than 90 days	Common control	CH$	Chile	10,941	—	8,430	—
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	1,240	—	75,956	—
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Other services	Less than 90 days	Common control	CH$	Chile	27,352	—	21,075	—
Foreign	Compania Energetica Veracruz S.A.C.	Other services	Less than 90 days	Common control	CH$	Peru	—	—	758,841	—
Foreign	Enel Italia Servizi SRL	Other services	Less than 90 days	Common control	CH$	Italy	8,524	—	8,144	—
Foreign	Enel S.p.A	Other services	Less than 90 days	Parent	CH$	Italy	153,249	—	125,960	—
Foreign	Enel Trade S.p.A	Commodity derivatives	Less than 90 days	Common control	CH$	Italy	3,671,446	—	20,751,713	—
Extranjera	Enel Trade S.p.A	Gas Sales	Less than 90 days	Common control	US$	Italy	18,565,698	—	21,484,590	—
Extranjera	Enel Trade S.p.A	Other services	Less than 90 days	Common control	US$	Italy	44,675	—	8,511	—
Foreign	Emgesa S.A.	Other services	Less than 90 days	Common control	CH$	Colombia	703,368	—	13,746	—
Foreign	Enel Generación Perú S.A.	Other services	Less than 90 days	Common control	CH$	Peru	—	—	—	—
Foreign	Enel Generación Perú S.A.	Other services	Less than 90 days	Common control	US$	Peru	914,115	—	—	—
Foreign	Energia Nueva Energia Limpia Mexico Srl de Cv	Other services	Less than 90 days	Common control	US$	México	35,739	—	—	—
Foreign	Proyecto y Soluciones Renovables S.A.C	Other services	Less than 90 days	Common control	US$	Brazil	29,054	—	—	—
76.412.562-2	Enel Green Power del Sur S.p.A	Energy sales	Less than 90 days	Common control	CH$	Chile	6,323	—	28,835	—
76.412.562-2	Enel Green Power del Sur S.p.A	Other services	Less than 90 days	Common control	CH$	Chile	170,790	—	131,594	—
96.920.110-0	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	381,077	—	162,594	—
Extranjera	Enel Green Power Colombia SAS	Other services	Less than 90 days	Common control	US$	Colombia	—	—	46,557	—
Extranjera	Chinango S.A.C.	Other services	Less than 90 days	Common control	US$	Perú	—	—	17,410	—
Extranjera	Enel Green Power Brasil	Other services	Less than 90 days	Common control	US$	Brazil	52,215	—	47,124	—
Extranjera	Enel Green Power Mexico	Other services	Less than 90 days	Common control	US$	México	98,519	—	152,495	—
Extranjera	Enel Green Power Perú	Other services	Less than 90 days	Common control	US$	Perú	223,188	—	177,478	—
Extranjera	Enel Green Power Italia	Other services	Less than 90 days	Common control	CH$	Italy	979,121	—	262,694	—
96.971.330-6	Geotérmica del Norte	purchase of energy	Less than 90 days	Common control	CH$	Chile	18	—	—	—
96.971.330-6	Geotérmica del Norte	Energy sales	Less than 90 days	Common control	CH$	Chile	56,425	—	10,096	—
96.971.330-6	Geotérmica del Norte	Other services	Less than 90 days	Common control	US$	Chile	—	—	82,830	—
		Total					135,105,117	—	109,797,820	—

b)	Accounts payable to related parties:

							Balance as of
Payables to related parties							12-31-2018		12-31-2017
Taxpayer ID							Current	Non-Current	Current	Non-Current
No.	Company	Description of the transaction	Term of the transaction	Relationship	Currency	Country	ThCh$	ThCh$	ThCh$	ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Other services	Less than 90 days	Common control	CH$	Chile	75,850	—	50,929	—
96.800.570-7	Enel Distribución Chile S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	634,197	—	5,469,480	—
76.536.353-5	Enel Chile S.A.	Other services	Less than 90 days	Parent	CH$	Chile	9,780,125	—	762,725	—
76.536.353-5	Enel Chile S.A.	Dividends	Less than 90 days	Parent	CH$	Chile	86,727,349	—	75,296,956	—
76.536.353-5	Enel Chile S.A.	Mercantile current account	Less than 90 days	Parent	CH$	Chile	2,376,570	—	985	—
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Parent	CH$	Chile	1,987	—	1,987	—
76.418.940-K	GNL Chile S.A.	Other services	Less than 90 days	Associate	CH$	Chile	12,389	—	—	—
76.418.940-K	GNL Chile S.A.	Gas purchase	Less than 90 days	Associate	CH$	Chile	5,935,652	—	8,100,426	—
96.783.910-8	Empresa Electrica Colina Ltda.	Tolls	Less than 90 days	Common control	CH$	Chile	64	—	—	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	1,019,252	—	2,568,900	—
Foreign	Endesa Generación S.A.	Other services	Less than 90 days	Common control	CH$	Spain	702,702	—	236,925	—
Foreign	Enel Iberoamérica SRL	Other services	Less than 90 days	Parent	Euro	Spain	—	—	97,601	—
Foreign	Enel Iberoamérica SRL	Other services	Less than 90 days	Parent	Euro	Italy	97,601	—	—	—
Foreign	Enel Produzione S.p.A.	Other services	Less than 90 days	Common control	Euro	Italy	6,631,834	—	10,039,203	318,518
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Tolls	Less than 90 days	Joint Ventures	CH$	Chile	13,887	—	143,949	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	103,022	—	65,826	—
Foreign	Enel Brasil S.A.	Other services	Less than 90 days	Associate	CH$	Brazil	74,949	—	77,680	—
Foreign	Enel Global Thermal Gx	Other services	Less than 90 days	Common control	Euro	Italy	2,199,811	—	—	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	1,637,333	—	2,105,036	—
76.321.458-3	Almeyda Solar S.p.A	Energy purchase	Less than 90 days	Common control	CH$	Chile	540	—	9,365	—
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	1,303,508	—	1,261,153	—
Foreign	Enel S.p.A	Other services	Less than 90 days	Parent	Euro	Italy	1,463,990	—	128,811	—
Foreign	Enel Trade S.p.A	Commodity derivatives	Less than 90 days	Common control	CH$	Italy	9,849,260	—	4,184,469	—
Foreign	Enel Trade S.p.A	Other services	Less than 90 days	Common control	CH$	Italy	2,123,546	—	798,030	—
76.412.562-2	Enel Green Power del Sur S.p.A	Energy purchase	Less than 90 days	Common control	CH$	Chile	13,431,566	—	10,323,525	—
76.722.488-5	Empresa de Transmisión Chena S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	—	—	43,457	—
76.722.488-5	Empresa de Transmisión Chena S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	20,757	—	174,766	—
76.250.019-1	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	—	—	80,231	—
96.920.110-0	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	441,510	—	—	—
Foreign	Enel Green Power Italia	Other services	Less than 90 days	Common control	CH$	Italy	2,416,756	—	357,579	—
Foreign	Enel Trading Argentina S.R.L.	Other services	Less than 90 days	Associate	AR$	Argentina	13,574	—	13,574	—
96.971.330-6	Geotermica del Norte	Energy purchase	Less than 90 days	Common control	CH$	Chile	2,824	—	—	—
96.800.460-3	Luz Andes Ltda	Tolls	Less than 90 days	Common control	CH$	Chile	7	—	—	—
Foreign	Cesi S.P.A	Other services	Less than 90 days	Common control	Euro	Italy	458,228	—	—	—
Foreign	Tecnatom S.A	Other services	Less than 90 days	Common control	Euro	Spain	102,962	—	—	—
Foreign	Enel Italia Servizi SRL	Other services	Less than 90 days	Common control	CH$	Italy	3,278,687	—	469,376	—
		Total					152,932,289	—	122,862,944	318,518

Summary of Significant Transactions and Effect on Income or Expenses

Transactions with related parties that are not consolidated and their effects on profit or loss are as follows:

Transactions with effects on income/expenses					For the years ended
Taxpayer ID					12-31-2018	12-31-2017	12-31-2016
No.	Company	Relationship	Description of Transaction	Country	ThCh$	ThCh$	ThCh$
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Common control	Energy purchase	Chile	(14,098,262)	(16,630,421)	(14,802,199)
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Common control	Energy sales	Chile	21,172	144,589	697,970
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Common control	Services provided	Chile	23,613	17,710	—
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Common control	Services provided	Chile	—	210,198	159,606
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Common control	Services received	Chile	—	(490,193)	(925,095)
76.126.507-5	Parque Eólico Talinay Oriente SA	Common control	Electricity tolls	Chile	46	54	—
76.126.507-5	Parque Eólico Talinay Oriente SA	Common control	Energy purchase	Chile	(582,467)	(538,067)	(471,210)
76.126.507-5	Parque Eólico Talinay Oriente SA	Common control	Energy sales	Chile	21,358	128,626	129,418
76.126.507-5	Parque Eólico Talinay Oriente SA	Common control	Services provided	Chile	23,613	17,710	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Electricity tolls	Chile	48,511	123	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Energy purchase	Chile	(19,377,885)	(25,957,247)	(26,796,385)
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Energy sales	Chile	260,698	109,643	49,477
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Services provided	Chile	25,975	19,481	—
76.321.458-3	Almeyda Solar S.P.A	Common control	Electricity tolls	Chile	7	17	—
76.321.458-3	Almeyda Solar S.P.A	Common control	Energy purchase	Chile	(17,467)	(53,357)	(35,362)
76.321.458-3	Almeyda Solar S.P.A	Common control	Energy sales	Chile	80,357	149,146	98,994
76.321.458-3	Almeyda Solar S.P.A	Common control	Services provided	Chile	9,445	7,084	52,524
76.412.562-2	Enel Green Power del Sur S.p.A	Common control	Energy purchase	Chile	(122,475,791)	(104,860,690)	(34,954,457)
76.412.562-2	Enel Green Power del Sur S.p.A	Common control	Energy sales	Chile	78,932	528,740	48,337
76.412.562-2	Enel Green Power del Sur S.p.A	Common control	Services provided	Chile	147,444	110,583	—
76.412.562-2	Enel Green Power del Sur S.p.A	Common control	Tolls	Chile	(12,540)	288	—
76.418.940-K	GNL Chile S.A.	Associate	Gas consumption	Chile	(81,890,342)	(146,507,374)	(116,391,269)
76.418.940-K	GNL Chile S.A.	Associate	Gas transportation	Chile	(49,631,647)	(47,656,018)	(49,418,058)
76.418.940-K	GNL Chile S.A.	Associate	Loans	Chile	—	—	(436)
76.418.940-K	GNL Chile S.A.	Associate	Services provided	Chile	(71,770)	85,274	82,762
76.536.351-9	Endesa Américas S.A.	Common control	Services provided	Chile	—	—	641,087
76.536.353-5	Enel Chile S.A. (*)	Parent	financial expense	Chile	(543,476)	—	—
76.536.353-5	Enel Chile S.A. (*)	Parent	financial income	Chile	185,047	—	—
76.536.353-5	Enel Chile S.A. (*)	Parent	Loans	Chile	—	(754,401)	(420,867)
76.536.353-5	Enel Chile S.A. (*)	Parent	Services provided	Chile	—	—	1,134,766
76.536.353-5	Enel Chile S.A. (*)	Parent	Services received	Chile	(11,635,262)	(11,433,038)	(5,148,683)
76.722.488-5	Empresa de Transmisión Chena S.A.	Common control	Energy purchase	Chile	(268,681)	(218,223)	—
76.788.080-4	GNL Quintero S.A.	Associate	Electricity tolls	Chile	—	—	(71,599)
76.788.080-4	GNL Quintero S.A.	Associate	Energy sales	Chile	—	—	2,356,971
76.788.080-4	GNL Quintero S.A.	Associate	Services provided	Chile	—	—	960,390
76.788.080-4	GNL Quintero S.A.	Associate	Services received	Chile	—	—	(37,162)
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Associate	Tolls	Chile	(242,887)	(1,383,710)	(1,537,963)
94.271.000-3	Enel Américas S.A.	Parent	Loans	Chile	—	—	(1,589,749)
94.271.000-3	Enel Américas S.A.	Parent	Services provided	Chile	298,161	387,924	498,284
94.271.000-3	Enel Américas S.A.	Parent	Services received	Chile	—	—	(979,655)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Energy purchase	Chile	(6,462,747)	(5,095,279)	(5,064,692)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Energy sales	Chile	270,998	914,613	248,136
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Services provided	Chile	—	162,672	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Tolls	Chile	16,128	(75,145)	(67,341)
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Common control	Electricity tolls	Chile	60,300	59,105	42,779
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Parent	Services provided	Chile	1,140	652	2,233
96.800.460-3	Luz Andes Ltda.	Common control	Electricity tolls	Chile	5,519	6,585	6,294
96.800.570-7	Enel Distribución Chile S.A.	Common control	Energy sales	Chile	388,037,272	374,922,466	374,962,639
96.800.570-7	Enel Distribución Chile S.A.	Common control	Services provided	Chile	1,603,224	1,592,105	12,453
96.800.570-7	Enel Distribución Chile S.A.	Common control	Tolls	Chile	(5,215,145)	4,884,387	4,995,271
96.806.130-5	Electrogas S.A.	Associate	Fuel consumption	Chile	—	(25,025)	(553,905)
96.806.130-5	Electrogas S.A.	Associate	Gas Tolls	Chile	—	(251,099)	(3,625,100)
96.880.800-1	Empresa Eléctrica Puyehue S.A.	Common control	Tolls	Chile	—	—	95,813
96.920.110-0	Enel Green Power Chile Ltda.	Common control	Services provided	Chile	58,840	132,577	—
96.920.110-0	Enel Green Power Chile Ltda.	Common control	Services received	Chile	(184,246)	—	—
96.971.330-6	Geotérmica del Norte	Common control	Energy purchase	Chile	(1,500)	(456)	—
96.971.330-6	Geotérmica del Norte	Common control	energy sale	Chile	137,152	—	—
96.971.330-6	Geotérmica del Norte	Common control	Services provided	Chile	—	80,157	—
Foreign	Central Dock Sud S.A.	Common control	Services provided	Argentina	—	—	454
Foreign	Chinango S.A.C.	Common control	Services provided	Perú	39,759	18,516	—
Foreign	Comercializadora de Energía del Mercosur S.A.	Associate	Services received	Argentina	—	—	(56,368)
Foreign	Compania Energetica Veracruz S.A.C.	Common control	Services provided	Perú	—	283,346	—
Foreign	Compañía de Transmisión del Mercosur S.A.	Common control	Electricity tolls	Argentina	—	—	(95,813)
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Electricity tolls	Colombia	—	—	(3,864,016)
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Energy purchase	Colombia	—	—	(128,794)
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Energy sales	Colombia	—	—	19,901,620
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Loans	Colombia	—	—	11,355
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Services provided	Colombia	13,637	—	15,714
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Services received	Colombia	—	3,844	(17,587)
Foreign	Emgesa S.A. E.S.P.	Common control	Services provided	Colombia	622,686	1,866	—
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Electricity tolls	Peru	—	—	(102,171)
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Energy sales	Peru	—	—	16,304,643
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Services provided	Peru	—	—	4,889,644
Foreign	Empresa de Energía de Cundinamarca S.A.	Common control	Electricity tolls	Colombia	—	—	(194,805)
Foreign	Empresa de Energía de Cundinamarca S.A.	Common control	Energy sales	Colombia	—	—	1,161,383
Foreign	Empresa Distribuidora Sur S.A.	Common control	Energy sales	Argentina	—	—	1,879
Foreign	Empresa Distribuidora Sur S.A.	Common control	Services received	Argentina	—	—	(151,365)
Foreign	Endesa Energía S.A.	Common control	Fuel purchase	Spain	—	(8,946,259)	(134,393)
Foreign	Endesa Energía S.A.	Common control	Gas Sales	Spain	—	10,394,146	18,655,911
Foreign	Endesa España S.A.	Common control	Services received	Spain	—	—	(7,528)
Foreign	Endesa Generación S.A.	Common control	Fuel consumption	Spain	—	—	(66,297,066)
Foreign	Endesa Generación S.A.	Common control	Services provided	Spain	(158,128)	—	—
Foreign	Endesa Latinoamericana S.A.	Common control	Services received	Spain	—	—	(12,388)
Foreign	Enel Argentina S.A. (ex - Endesa Argentina S.A.)	Common control	Services received	Argentina	—	—	(972)
Foreign	Enel Brasil S.A.	Associate	Financial Expenses	Brazil	(56)	—	—
Foreign	Enel Brasil S.A.	Associate	Services provided	Brazil	—	—	2,044,935
Foreign	Enel Brasil S.A.	Associate	Services received	Brazil	(207,966)	—	—
Foreign	Enel Generacion Chocon S.A	Common control	Services provided	Argentina	10,176	—	—
Foreign	Enel Generación Costanera S.A	Common control	Services provided	Argentina	28,106	—	—
Foreign	Enel Generación Perú S.A.	Common control	Loans	Perú	—	(349)	—
Foreign	Enel Generación Perú S.A.	Common control	Services provided	Perú	1,139,809	745,818	—
Foreign	Enel Generación Piura S.A.	Common control	Energy purchase	Peru	—	—	(308,224)
Foreign	Enel Generación Piura S.A.	Common control	Energy sales	Peru	—	—	34,935
Foreign	Enel Generación Piura S.A.	Common control	Financial Expenses	Peru	(57)	—	—
Foreign	Enel Generación Piura S.A.	Common control	Loans	Peru	—	(135)	(520)
Foreign	Enel Generación Piura S.A.	Common control	Services provided	Peru	(57,180)	98,421	222,826
Foreign	Enel Global Thermal Gx	Common control	Services received	Italy	(1,845,425)	—	—
Foreign	Enel Global Trading S.p.A.	Common control	Services received	Italy	—	—	(13,114)
Foreign	Enel Green Power Brasil	Common control	Services provided	Brazil	—	37,936	—
Foreign	Enel Green Power Brasil Participacoes Ltda.	Common control	Financial Income	Brazil	5,426	—	—
Foreign	Enel Green Power Brasil Participacoes Ltda.	Common control	Services provided	Brazil	—	9,188	—
Foreign	Enel Green Power Colombia SAS	Common control	Services provided	Colombia	—	46,557	—
Foreign	Enel Green Power Colombia SAS	Common control	Services received	Colombia	(4,797)	—	—
Foreign	Enel Green Power Italia	Common control	Services provided	Italy	—	262,694	—
Foreign	Enel Green Power Italia	Common control	Services provided	Italy	(730,968)	—	—
Foreign	Enel Green Power Mexico	Common control	Services provided	Mexico	—	152,495	—
Foreign	Enel Green Power Mexico	Common control	Services provided	Mexico	(53,976)	—	—
Foreign	Enel Green Power Perú	Common control	Services provided	Perú	45,710	—	—
Foreign	Enel Green Power Perú	Common control	Services provided	Perú	—	177,478	—
Foreign	Enel Iberoamérica SRL	Parent	Services received	Spain	—	(6,115)	(167,186)
Foreign	Enel Italia Servizi Srl	Common control	Services received	Italy	(2,484,835)	—	—
Foreign	Enel Perú S.A.C.	Common control	Services received	Peru	—	(181)	(125,069)
Foreign	Enel Produzione S.p.A.	Common control	Services received	Italy	—	94,045	(812,261)
Foreign	Enel S.p.A	Parent	Services received	Italy	(1,110,545)	—	(511,350)
Foreign	Enel Trade S.p.A	Common control	Commodity derivatives	Italy	10,565,377	19,941,617	7,012,879
Foreign	Enel Trade S.p.A	Common control	Services received	Italy	—	—	—
Foreign	Enel Trading S.p.A	Common control	Financial Expense	Italy	(13)	—	—
Foreign	Enel Trading S.p.A	Common control	Services received	Italy	(1,213,116)	—	—
Foreign	Energia Nueva Energia Limpia Mexico Sri de Cv	Common control	Services provided	Mexico	35,739	—	—
Foreign	Generalima S.A.	Common control	Services provided	Peru	8,832	7,405	108,817
Foreign	PH Chucas Costa Rica	Common control	Services provided	Costa Rica	(79,327)	—	—
Foreign	PH Chucas S.A.	Common control	Loans	Costa Rica	—	(162,177)	—
Foreign	PH Chucas S.A.	Common control	Services provided	Costa Rica	—	6,629	425,604
	Total				83,271,705	45,909,551	122,176,626

Summary of Remuneration Paid to Members of the Board of Directors

For the year ended 12-31-2018
			Enel Generación	Board of	Directors'
			Board	Subsidiaries	Committee
Name	Position	Period in Position	ThCh$	ThCh$	ThCh$
Giuseppe Conti (*)	Chairman	01-01-2018 to 12-31-2018	—	—	—
Francesco Giorgianni (*)	Director	01-01-2018 to 12-31-2018	—	—	—
Hernan Cheyre Valenzuela (1)	Director	04-24-2018 to 12-31-2018	67,914	—	22,638
Jorge Atton Palma (2)	Director	01-01-2018 to 12-31-2018	76,781	—	24,841
Julio Pellegrini Vial	Director	01-01-2018 to 12-31-2018	90,996	—	29,579
Mauro Di Carlo (*) (3)	Director	01-01-2018 to 09-30-2018	—	—	—
Umberto Magrini (*) (1)	Director	01-01-2018 to 04-24-2018	—	—	—
Luca Noviello (*)	Director	01-01-2018 to 12-31-2018	—	—	—
Fabrizio Barderi (*)	Director	01-01-2018 to 12-31-2018	—	—	—
Enrique Cibié Bluth (1)	Director	01-01-2018 to 04-24-2018	23,082	—	6,941
Antonio Scala (1) (*)	Director	04-24-2018 to 12-31-2018	—	—	—
Cristiano Bussi (*) (3)	Director	11-29-2018 to 12-31-2018	—	—	—
Total			258,773	—	83,999

For the year ended 12-31-2017
			Enel Generación	Board of	Directors'
			Board	Subsidiaries	Committee
Name	Position	Period in Position	ThCh$	ThCh$	ThCh$
Giuseppe Conti (*)	Chairman	01-01-2017 to 12-31-2017	—	—	—
Francesco Giorgianni (*)	Director	01-01-2017 to 12-31-2017	—	—	—
Francesco Buresti (3) (*)	Director	01-01-2017 to 06-27-2017	—	—	—
Enrique Cibié Bluth	Director	01-01-2017 to 12-31-2017	95,729	—	32,648
Jorge Atton Palma	Director	01-01-2017 to 12-31-2017	95,729	—	32,648
Julio Pellegrini Vial	Director	01-01-2017 to 12-31-2017	95,729	—	32,648
Mauro Di Carlo (*)	Director	01-01-2017 to 12-31-2017	—	—	—
Umberto Magrini (*)	Director	01-01-2017 to 12-31-2017	—	—	—
Luca Noviello (*)	Director	01-01-2017 to 12-31-2017	—	—	—
Fabrizio Barderi (4) (*)	Director	01-01-2017 to 12-31-2017	—	—	—
Total			287,187	—	97,944

For the year ended 12-31-2016
				Board of	Directors
			Company Board	Subsidiaries	Committee
Name	Position	Period in Position	ThCh$	ThCh$	ThCh$
Giuseppe Conti	Chairman	04-27-2016 to 12-31-2016	—	—	—
Enrico Viale	Chairman	01-01-2016 to 04-27-2016	—	—	—
Francesco Giorgianni	Vice-Chairman	04-27-2016 to 12-31-2016	—	—	—
Ignacio Mateo Montoya	Vice-Chairman	01-01-2016 to0 4-27-2016	—	—	—
Francesco Buresti	Director	01-01-2016 to 12-31-2016	—	—	—
Enrique Cibié Bluth	Director	01-01-2016 to 12-31-2016	98,102	—	29,796
Jorge Atton Palma	Director	01-01-2016 to 12-31-2016	98,102	—	29,796
Julio Pellegrini Vial	Director	04-27-2016 to 12-31-2016	73,864	—	23,162
Mauro Di Carlo	Director	04-27-2016 to 12-31-2016	—	—	—
Umberto Magrini	Director	04-27-2016 to 12-31-2016	—	—	—
Luca Noviello	Director	04-27-2016 to 12-31-2016	—	—	—
Felipe Lamarca Claro	Director	01-01-2016 to 04-27-2016	28,744	—	6,634
Isabel Marshall Lagarrigue	Director	01-01-2016 to 04-27-2016	28,744	—	—
Vittorio Vagliasindi	Director	01-01-2016 to 04-27-2016	—	—	—
Francesca Gostinelli	Director	01-01-2016 to 04-27-2016	—	—	—
TOTAL			327,556	—	89,388
(1)	Hernán Cheyre Valenzuela and Mr. Antonio Scala took over as Directors effective as of April 24, 2018 on the same date that Mr. Enrique Cibié Bluth and Mr. Umberto Magrini stepped down as directors.
(2)	Mr. Jorge Atton Palma ceased being a Director on November 29, 2018.
(3)	Mr. Cristiano Bussi took over as Director effective as of November 19, 2018 on the same date that Mr. Mauro Di Carlo stepped down as directors.
(4)	Mr. Francesco Buresti ceased being a Director on June 27, 2017.
(5)	Mr. Fabrizio Barderi took over as Director on August 28, 2017.

(*)  Mr. Giuseppe Conti, Francesco Giorgianni, Francesco Buresti, Mauro Di Carlo, Umberto Magrini, Luca Noviello, Vagliasindi,Antonio Scala, Cristiano Bussi and Fabrizio Barderi waived the compensation and fees for attending meetings they received as a result of being members of the Board of Directors of Enel Generación Chile S.A.

Summary of Key Management Personnel

Chilean	Company Executives
ID No.	Name	Position
24.789.926-K	Valter Moro	Chief Executive Officer
13.226.963-7	Juan Alejandro Candia Narvaez	Planning and Control Officer
7.012.475-0	Raúl Arteaga Errazuriz	Chief Financial Officer
8.586.744-K	Luis Alberto Vergara Adamides	Human Resources Officer
7.776.718-5	Luis Ignacio Quiñones Sotomayor	General Counsel
11.629.179-7	Humberto Espejo Paluz	Marketing and Trading Officer
24.789.926-K	Valter Moro (1)	Business Development Manager (Interim)
11.565.097-1	Bernardo Canales Fuenzalida	Engineering and Construction Officer
25.467.930-5	Michele Siciliano	Chilean Thermal Generation Officer
10.939.381-9	Claudio Ordenes Tirado	Engineering and Thermal Construction Officer
8.803.928-9	Carlo Carvallo Artigas	Chilean Hydroelectric Generation Officer
24.789.926-k	Valter Moro (2)	Regulation Manager (Interim)
(1)	Valter Moro took over as Business Development Manager effective April 1, 2018 on an interim basis from Mr. Claudio Helfmann Soto.
(2)	Mr. Valter Moro took over as Regulatory Manager effective August 13, 2018 on an interim basis, replacing Ms. Paola Hartung Martínez.

Summary of Compensation Received by Key Management Personnel

	For the year ended
	12-31-2018	12-31-2017	12-31-2016
Remuneration of the Key Management Personnel	ThCh$	ThCh$	ThCh$
Cash compensation	1,975,478	2,057,900	1,865,334
Short-term benefits for employees	454,564	550,238	553,550
Other long-term benefits	115,499	321,692	252,533
TOTAL	2,545,541	2,929,830	2,671,417